SCHEDULE OF ANTIDILUTIVE SECURITIES OF EARNINGS PER SHARE (Details) (Parenthetical) - $ / shares	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Option exercise price		$ 0.12	$ 0.12	$ 0.12
Minimum [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Warrant exercise price per share			0.06
Maximum [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Warrant exercise price per share			0.08
Warrant [Member] | Minimum [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Warrant exercise price per share	$ 0.001	0.001	0.001
Warrant [Member] | Maximum [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Warrant exercise price per share	0.25	0.25	0.25
Share-Based Payment Arrangement, Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Option exercise price	$ 0.1150	$ 0.1150	$ 0.1150